Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Share capital	Contributed surplus	Deficit	Cash flow hedges, net of tax	Currency translation	Non-controlling interests	Total
Equity at beginning of period (in shares) at Dec. 31, 2021		375,061,066
Equity at beginning of period at Dec. 31, 2021	$ 5,776.1	$ 8,462.9	$ 77.4	$ (2,510.5)	$ 13.2	$ (266.9)		$ 5,776.1
Net loss and comprehensive income	72.2			(311.8)	(65.3)	449.3	$ 0.9	73.1
Dividends issued and paid	(20.7)			(20.7)				(20.7)
Share capital issued upon acquisition of subsidiary	154.5	$ 154.5						154.5
Share capital issued upon acquisition of subsidiary (in shares)		3,976,434
Share capital issued on exercise of share options		$ 3.7	(3.7)
Share capital issued on settlement of RSUs		$ 19.4	(19.4)
Share capital issued on exercise of share options (In Shares)		450,000
Share capital issued on settlement of RSUs (In Shares)		731,290
Shares capital issued on TEU conversion (in shares)		297
Share-based payments	55.1		55.1					55.1
Non-controlling interests measured upon acquisition of subsidiary							6.0	6.0
Cancelled shares		$ (0.2)	0.2
Cancelled shares (in shares)		(8,057)
Equity at end of period (in shares) at Dec. 31, 2022		380,211,030
Equity at end of period at Dec. 31, 2022	6,037.2	$ 8,640.3	109.6	(2,843.0)	(52.1)	182.4	6.9	6,044.1
Net loss and comprehensive income	(69.8)			45.4	28.5	(143.7)	(19.2)	(89.0)
Dividends issued and paid	(25.0)			(25.0)				(25.0)
Share capital issued on settlement of RSUs		$ 84.9	(84.9)
Share capital issued on settlement of RSUs (In Shares)		2,053,782
Shares capital issued on TEU conversion	1,109.9	$ 1,109.9						1,109.9
Shares capital issued on TEU conversion (in shares)		25,666,465
Share-based payments	124.8		124.8					124.8
Non-controlling interests measured upon acquisition of subsidiary							213.3	213.3
Contribution from non-controlling interests							8.1	8.1
Cancelled shares (in shares)		(260)
Equity at end of period (in shares) at Dec. 31, 2023		407,931,017
Equity at end of period at Dec. 31, 2023	$ 7,177.1	$ 9,835.1	$ 149.5	$ (2,822.6)	$ (23.6)	$ 38.7	$ 209.1	$ 7,386.2